SHARE-BASED COMPENSATION	12 Months Ended
Jun. 30, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 9 -           SHARE-BASED COMPENSATION

2015 Long-Term Incentive Equity Plan

On October 20, 2015, the Company adopted the 2015 Long-Term Incentive Equity Plan, or the “Plan”, under which the Company may grant options to purchase ordinary shares of the Company to its employees, officers, directors and consultants. The total number of Ordinary Shares reserved and available for issuance under the Plan shall be a number of Ordinary Shares equal to ten percent (10%) of the total outstanding Ordinary Shares as of the closing date of that certain Agreement and Plan of Reorganization, dated as of April 10, 2015, by and among the Company, WFG and the shareholders of WFG (“Merger Agreement”), after taking into account the Ordinary Shares that may be issued pursuant to the Merger Agreement and the conversion of any shares held by the Company’s public shareholders as provided for in the Company’s Amended and Restated Certificate of Incorporation.

The Plan shall be administered by the Board or a Committee. If administered by a Committee, such Committee shall be composed of at least two directors, all of whom are “outside directors” within the meaning of the regulations issued under Section 162(m) of the Code and “non-employee” directors within the meaning of Rule 16b-3 under the Securities Exchange Act of 1934, as amended. Committee members shall serve for such term as the Board may in each case determine and shall be subject to removal at any time by the Board.

The term of each Option shall be fixed by the Committee; provided, however, that an Incentive Option may be granted only within the ten-year period commencing from the Effective Date and may only be exercised within ten years of the date of grant (or five years in the case of an Incentive Option granted to an optionee who, at the time of grant, owns Ordinary Shares possessing more than 10% of the total combined voting power of all classes of voting shares of the Company (“10% Shareholder”).

NOTE 9 -           SHARE-BASED COMPENSATION (CON’T)

The exercise price per Ordinary Share purchasable under an Option shall be determined by the Committee at the time of grant and may not be less than 100% of the Fair Market Value on the date of grant (or, if greater, the par value of the Ordinary Shares); provided, however, that the exercise price of an Incentive Option granted to a 10% Shareholder will not be less than 110% of the Fair Market Value on the date of grant.

The Plan was approved and unless terminated by the Board, it shall continue to remain effective until such time as no further awards may be granted and all awards granted under the Plan are no longer outstanding. Notwithstanding the foregoing, grants of Incentive Options may be made only during the ten-year period beginning on the Effective Date.

The following table summarizes stock award activity and related information for all of Wins Finance’s Equity Plans for the years ended June 30, 2021 and 2020:

Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term In Years
$
Outstanding, July 1, 2016	1,270,000	12	2.42
Granted	—	12	3.00
Exercised	—	—	—
Forfeited	(1,190,000)	12	—
Canceled	(80,000)	12	—
Outstanding, June 30, 2017, 2018,2019 and 2020	—	—	—
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Canceled	—	—	—
Outstanding, June 30, 2021	—	—	—

Exercisable, June 30, 2020 and 2021	—	—	—
Vested and expected to vest, June 30, 2020 and 2021	—	—	—

During the year ended June 30, 2017, 1,190,000 options were forfeited and 80,000 options were cancelled due to the termination of the holders’ employment prior to vesting. On February 14, 2017, Wins Finance terminated the remaining option agreements with the employees for no consideration. No options remained outstanding following the cancellation and as of June 30, 2020 and 2021.

The Company measures compensation cost related to share options based on the grant-date fair value of the award using the Binomial Model. The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44

The expected volatility assumption is based on historical weekly volatility of peer companies’ share price. The Company utilized peer company data due to Wins Finance’s limited history of publicly traded shares. During the year ended 2016, the expected term assumption represents the remaining life of the option at the grant date. The risk-free interest rates used are based on the USD Treasury Activities (IYC25) Zero Coupon Yield.

NOTE 9 -           SHARE-BASED COMPENSATION (CON’T)

The estimated fair value of share-based compensation to employees is recognized as a charge against income on a ratable basis over the requisite service period, which is generally the vesting period of the award.

In connection with the grant of stock options to employees, the Company recorded share-based compensation charges of nil and nil, respectively, for the years ended June 30, 2021 and 2020, respectively. The negative amount in 2017 resulted from the reversal of share-based compensation expense for the Company’s options that were cancelled due to the termination of the holder’s employment prior to vesting.